Significant Accounting Policies - Accounting for Special Survey and Drydocking Costs (Details)	12 Months Ended
Dec. 31, 2022
Vessel
Accounting for Special Survey and Drydocking Costs
Deferral and amortization period of survey and drydocking costs	2 years 6 months